Note 13 - Commitments and Contingencies (Details Textual)	Jul. 06, 2021	Jun. 08, 2021
Purported Shareholder v. Company - Violation of Sections 10(b) and 20(a) of the Exchange Act and SEC Rule 10b-5 [Member]
Loss Contingency, Number of Defendants		2
Purported Shareholder v. Company - Alleged Misstatements as the Shareholder [Member]
Loss Contingency, Number of Defendants	10